Short Term Debt (Narrative) (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 17, 2021 USD ($)	Mar. 23, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 03, 2021 CAD ($)	May 25, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Line of Credit Facility [Line Items]
Weighted average interest rate			0.83%			1.01%
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,729			$ 2,677
Proceeds from senior notes issuance		$ 800
TEC
Line of Credit Facility [Line Items]
Commercial paper program					$ 800
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 800		1,014			1,019
Debt Instrument, Maturity Date	Mar. 22, 2023
Debt Instrument, Maturity Date Extended	Dec. 17, 2026
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 125		$ 158			159
Debt Instrument, Maturity Date			Mar. 22, 2023
Debt Instrument, Maturity Date Extended			Dec. 17, 2026
Revolving credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	400		$ 507			509
Debt Instrument, Maturity Date			Mar. 22, 2023
Debt Instrument, Maturity Date Extended			Dec. 17, 2026
Term loan credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 634			$ 382
Non-revolving credit agreement
Line of Credit Facility [Line Items]
Repayments of credit facility		300
Non-revolving credit agreement | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500
Debt Instrument, Maturity Date	Dec. 16, 2022
Non-revolving credit agreement | Emera Inc.
Line of Credit Facility [Line Items]
Weighted average interest rate			0.96%			0.94%
Line of Credit Facility, Maximum Borrowing Capacity			$ 400	$ 400		$ 400
Debt Instrument, Maturity Date			Dec. 16, 2021
Debt Instrument, Maturity Date Extended			Dec. 16, 2022
Accounts receivable collateralized borrowing facility [Member]
Line of Credit Facility [Line Items]
Repayments of credit facility		$ 150